                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

     Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Avalon Advisors, LLC
Address:   717 Texas Avenue, Suite 3000
           Houston, Texas  77002

Form 13F File Number:  028-10434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Henry J. Lartigue
Title:  Co-Manager
Phone:  713-238-2050

Signature, Place, and Date of Signing:


/s/ Henry J. Lartigue            Houston, Texas             November 6, 2009
     [Signature]                  [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        -0-

Form 13F Information Table Entry Total:   50

Form 13F Information Table Value Total:   $1,126,899 (thousands)

List of Other Included Managers:

None

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                                                      FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- ---------- -------- ------ ----
ABBOTT LABS                          COM      002824100    16069   324826 SH         Sole              324826
ALTRIA GROUP INC                     COM      02209s103      214    12000 SH         Sole               12000
AMAZON COM INC  COM                  COM      023135106    51908   555997 SH         Sole              555997
APPLE INC                            COM      037833100    42186   227600 SH         Sole              227600
BECTON DICKINSON & CO.               COM      075887109    12165   174403 SH         Sole              174403
BHP BILLITON LTD SPONSORED ADR       COM      088606108    26565   402442 SH         Sole              402442
BRISTOL-MYERS SQUIBB CO              COM      110122108     9158   406665 SH         Sole              406665
BURLINGTON NRTHN SANTA COM           COM      12189t104    18429   230850 SH         Sole              230850
CHEVRON CORP                         COM      166764100    16539   234823 SH         Sole              234823
CISCO SYS INC                        COM      17275r102    19509   828760 SH         Sole              828760
COCA COLA CMN                        COM      191216100    15186   282793 SH         Sole              282793
CONOCOPHILLIPS                       COM      20825c104    14747   326559 SH         Sole              326559
COSTCO WHOLESALE CORP NEW            COM      22160k105    25926   459848 SH         Sole              459848
DIAGEO PLC SPON ADR (NEW)            COM      25243q205    14770   240206 SH         Sole              240206
EXXON MOBIL CORP                     COM      30231g102    32178   468994 SH         Sole              468994
FLUOR CORP NEW COM                   COM      343412102    18157   357068 SH         Sole              357068
GENZYME CORPORATION                  COM      372917104    20890   368239 SH         Sole              368239
GILEAD SCIENCES INC                  COM      375558103    13255   285059 SH         Sole              285059
GOOGLE INC CL A                      COM      38259p508    27705    55874 SH         Sole               55874
HEWLETT-PACKARD CO.CMN               COM      428236103    29484   624534 SH         Sole              624534
HJ HEINZ CO                          COM      423074103    15611   392717 SH         Sole              392717
HOME DEPOT INC                       COM      437076102    17302   649464 SH         Sole              649464
INTEL CORP                           COM      458140100    20039  1023972 SH         Sole             1023972
INTL BUSINESS MACHINES CORP          COM      459200101    33629   281154 SH         Sole              281154
JOHNSON & JOHNSON                    COM      478160104    22426   368297 SH         Sole              368297
JP MORGAN CHASE & CO                 COM      46625h100    53798  1227702 SH         Sole             1227702
LOWE'S COMPANIES INC                 COM      548661107    24204  1155852 SH         Sole             1155852
MCDONALDS CORP       COM             COM      580135101    34961   612607 SH         Sole              612607
MEDCO HEALTH SOLUTIONS INC           COM      58405u102    10949   197956 SH         Sole              197956
MICROSOFT CORP                       COM      594918104    14095   548001 SH         Sole              548001
MONSANTO CO NEW DEL  COM             COM      61166w101    21043   271879 SH         Sole              271879
MORGAN STANLEY                       COM      617446448    30241   979307 SH         Sole              979307
NORTHERN TR CORP COM                 COM      665859104    25199   433272 SH         Sole              433272
NOVARTIS AG-ADR                      COM      66987v109    16967   336790 SH         Sole              336790
OCCIDENTAL PETE CORP                 COM      674599105    48528   618975 SH         Sole              618975
ORACLE CORP                          COM      68389x105    25624  1229562 SH         Sole             1229562
PEPSICO INC                          COM      713448108    23668   403471 SH         Sole              403471
PHILIP MORRIS INTL INC COM           COM      718172109    43333   889055 SH         Sole              889055
ROYAL DUTCH SHELL PLC SPONS AD       COM      780259206      698    12209 SH         Sole               12209
S&P CONSUMER STAPLES SPYDER ET       COM      81369y308     3172   124596 SH         Sole              124596
SCHLUMBERGER LTD ADR                 COM      806857108    12903   216499 SH         Sole              216499
TEVA PHARMACEUTICAL INDS ADR         COM      881624209    27040   534813 SH         Sole              534813
TEXAS INSTRUMENTS INC                COM      882508104      304    12830 SH         Sole               12830
UNITED PARCEL SERVICE CL B           COM      911312106    11998   212464 SH         Sole              212464
UNITED TECHNOLOGIES CORP             COM      913017109    19411   318585 SH         Sole              318585
US BANCORP                           COM      902973304    13548   619767 SH         Sole              619767
VISA INC                             COM      92826c839    46483   672601 SH         Sole              672601
WAL-MART STORES INC                  COM      931142103    38150   777146 SH         Sole              777146
WELLS FARGO & CO NEW                 COM      949746101    27201   965276 SH         Sole              965276
YUM BRANDS INC COM                   COM      988498101    19334   572683 SH         Sole              572683